Income taxes - Deferred Tax Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets related to:
Non-U.S. net operating loss carry forwards	$ 211.1	$ 249.8
Tax credit carry forwards	41.6	28.7
U.S. federal net operating loss and capital carry forwards	40.2	33.8
Loss reserve discount	6.6	7.3
Unearned premiums	4.3	3.1
Investment basis differences	3.6	0.0
Foreign currency translation on investments and other assets	3.4	0.8
Incentive compensation and benefit accruals	2.8	1.9
Deferred Interest	2.6	2.1
Allowance for doubtful accounts	1.5	1.4
Other items	3.9	2.7
Total gross deferred income tax assets	321.6	331.6
Valuation allowance	(79.8)	(64.3)
Total adjusted deferred tax asset	241.8	267.3
Deferred income tax liabilities related to:
Safety reserve	239.4	261.1
Intangible assets	25.7	28.7
Deferred acquisition costs	4.6	3.1
Net unrealized investment gains	3.7	0.3
Purchase Accounting	3.6	3.0
Investment basis differences	0.0	2.4
Other items	4.0	3.6
Total deferred income tax liabilities	281.0	302.2
Deferred tax liability	(39.2)	$ (34.9)
U.S. subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	(25.1)
Luxembourg subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	(141.6)
Sweden subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	$ (205.9)